Retirement benefits - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨) yr Funds	Mar. 31, 2019 USD ($) yr Funds	Mar. 31, 2018 INR (₨) yr		Mar. 31, 2017 INR (₨)	Mar. 31, 2019 USD ($)
Disclosure of defined contribution and benefit schemes [line items]
Contribution to defined contribution plans	₨ 722	$ 10	₨ 603		₨ 872
Percentage of employee and employer contributions to Provident Fund as per Indian Provident Fund Act	12.00%	12.00%	12.00%
Percentage of employer contribution to family pension plan	8.33%	8.33%
Remeasurement loss/ (gain) on post-retirement benefits recorded in OCI	₨ (403)	$ (6)	₨ 71	[1]	(54)
Mortality assumptions	In India, the mortality tables used, assume that a person aged 60 at the end of the balance sheet date has a future life expectancy of 19 years.	In India, the mortality tables used, assume that a person aged 60 at the end of the balance sheet date has a future life expectancy of 19 years.
Actuarial assumptions, retirement age	60					60
Actuarial assumptions, life expectancy after retirement	19					19
Actual return on plan assets	₨ 232	$ 4	₨ 232		237
Weighted average duration of the defined benefit obligation | yr	14.7	14.7	14.6
Expected contribution to defined benefit obligations in 2019	₨ 567	$ 8
BMM BALCO Post-retirement Medical Benefit Plans [member]
Disclosure of defined contribution and benefit schemes [line items]
Obligation relating to post-retirement medical benefits	639		₨ 675			$ 9
Remeasurement loss/ (gain) on post-retirement benefits recorded in OCI	14	0	(40)		6
Current service cost of defined benefit obligation	11	0	11		10
Gratuity Plans [member]
Disclosure of defined contribution and benefit schemes [line items]
Obligation relating to post-retirement medical benefits	48		56		50	$ 1
BALCO, HZL, SRL and SMCL Provident Trust Fund [Member]
Disclosure of defined contribution and benefit schemes [line items]
Contribution to Defined benefit plan	₨ 678	$ 10	₨ 627		₨ 536
Black Mountain (Pty) Limited, South Africa Pension and Provident Funds [member]
Disclosure of defined contribution and benefit schemes [line items]
Number of retirement funds | Funds	2	2
Black Mountain (Pty) Limited, South Africa Pension and Provident Funds [member] | Employees up to supervisor grade [member]
Disclosure of defined contribution and benefit schemes [line items]
Percentage of employer contribution to defined contribution fund	10.50%	10.50%
Black Mountain (Pty) Limited, South Africa Pension and Provident Funds [member] | Employees other than Supervisors [member]
Disclosure of defined contribution and benefit schemes [line items]
Percentage of employer contribution to defined contribution fund	15.00%	15.00%
Skorpion Zinc Provident Fund [member]
Disclosure of defined contribution and benefit schemes [line items]
Percentage of employer contribution to defined contribution fund	9.00%	9.00%
Percentage of employee contribution to defined contribution fund	7.00%	7.00%
Description of type of plan	The Skorpion Zinc Provident Fund is a defined contribution fund and is compulsory to all full time employees under the age of 60.	The Skorpion Zinc Provident Fund is a defined contribution fund and is compulsory to all full time employees under the age of 60.
Description of nature of benefits provided by plan	The Fund provides disability cover which is equal to the member's fund credit and a death cover of 2 times annual salary in the event of death before retirement.	The Fund provides disability cover which is equal to the member's fund credit and a death cover of 2 times annual salary in the event of death before retirement.
Skorpion Zinc Provident Fund [member] | Top of range [member]
Disclosure of defined contribution and benefit schemes [line items]
Percentage of additional contribution to defined contribution fund	12.00%	12.00%
AUSTRALIA | Employees under industrial agreement [member]
Disclosure of defined contribution and benefit schemes [line items]
Percentage of employer contributions to the superannuation scheme	9.50%	9.50%
AUSTRALIA | Other employees [member]
Disclosure of defined contribution and benefit schemes [line items]
Percentage of employer contributions to the superannuation scheme	12.50%	12.50%

[1]	Restated (Refer Note 2(b))